Filed pursuant to 497(e)
File Nos. 333-48456 and 811-10183

BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED JANUARY 27, 2020

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 29, 2019, AS SUPPLEMENTED

BRIGHTHOUSE SMALL CAP VALUE PORTFOLIO

Michael Foley serves as a portfolio manager of the Brighthouse Small Cap Value Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I. As of November 30, 2019, Mr. Foley did not beneficially own any equity securities of the Portfolio. The following changes are made to the statement of additional information of the Portfolio.

The Other Accounts Managed table in Appendix C with respect to the Portfolio is supplemented with the following information:

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Michael Foley, CFA[1]	Registered Investment Companies	6	$7,319,000,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

[1]	Other Accounts Managed information is as of November 30, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE